SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Composition Of Certain Financial Statement Items
Trade payables	$ 594,566	$ 305,638	$ 29,989
Payroll and social charges	116,221	26,220	18,797
Taxes payable	11,002	14,488	10,223
Total	$ 721,789	$ 346,346	$ 59,009